Other revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Revenues
Noncontrolling interests without SEI	SFr 9	SFr 436	SFr 658
Loans held-for-sale	(19)	(4)	(5)
Long-lived assets held-for-sale	36	392	30
Equity method investments	243	252	251
Other investments	144	312	315
Other	701	743	527
Other revenues	1,114	2,131	1,776
Bank
Other Revenues
Noncontrolling interests without SEI	3	451	695
Loans held-for-sale	(19)	(4)	(5)
Long-lived assets held-for-sale	34	391	30
Equity method investments	210	239	240
Other investments	147	276	255
Other	825	882	577
Other revenues	SFr 1,200	SFr 2,235	SFr 1,792